FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest Rate risk and Foreign Currency risk | Interest rate swaps and foreign currency swaps | Loans and Financing
Sensitivity analysis
Impact on income statement based on change in assumption	R$ 11,073	R$ 6,479
Foreign currency risk
Sensitivity analysis
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 113,445	R$ 129,209
Impact on income statement based on change in assumption, after effects of changes in net investment hedge	R$ 74,457	R$ 79,088
Foreign currency risk | Non-Deliverable Forwards
Sensitivity analysis
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 7,063	R$ 1,480
Interest rate risk
Sensitivity analysis
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 55,959	R$ 54,908
Interest rate risk | Interest Rate Swap
Sensitivity analysis
Interest rate change (as a percent)	0.50%	0.50%
Impact on income statement based on change in assumption	R$ 476
Interest rate risk | Interest Rate Swap | Loans and Financing
Sensitivity analysis
Interest rate change (as a percent)	0.10%	0.10%
Products sold price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 461,595	R$ 369,176
Raw materials and commodity price risk
Sensitivity analysis
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 296,234	R$ 234,239